Stock-Based Compensation Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stock-Based Compensation Plans
Stock-Based Compensation Plans

18. Stock-Based Compensation Plans

As of June 30, 2024, our ultimate parent, PFG, sponsored the 2021 Stock Incentive Plan, the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. No new grants will be made under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan or the Stock Incentive Plan. Under the terms of the 2021 Stock Incentive Plan grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. As part of our fair value process, we assess the impact of material nonpublic information on PFG’s share price or expected volatility, as applicable, at the time of grant. No awards in 2024 required a fair value adjustment.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against net income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the six months ended June 30,
	2024	2023

	(in millions)
Compensation cost	$14.4	$12.8
Related income tax benefit	2.9	2.5
Capitalized as part of an asset	0.7	0.8

Nonqualified Stock Options

No nonqualified stock options were granted to employees during both the six months ended June 30, 2024 and 2023. All outstanding nonqualified stock options are vested and have been fully expensed.

Performance Share Awards

Performance share awards were granted to certain employees under the 2021 Stock Incentive Plan. The performance share awards granted represent initial target awards and do not reflect potential increases or decreases resulting from the final performance results to be determined at the end of the performance period. The performance share awards include a relative total shareholder return modifier under which the number of shares ultimately awarded is also impacted by PFG’s actual shareholder return relative to PFG’s S&P 500 Financial Sector Index peer group. The actual number of PFG common shares to be awarded at the end of each performance period will range between 0% and 180% of the initial target awards. The fair value of performance share awards is determined using a Monte Carlo simulation model. The weighted-average grant date fair value of these performance share awards granted was $82.52 per PFG’s common share.

As of June 30, 2024, we had $29.1 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted-average service period of approximately 1.7 years.

Restricted Stock Units

Restricted stock units were issued to certain employees and non-employee directors pursuant to the 2021 Stock Incentive Plan. The fair value of restricted stock units is determined based on the closing stock price of PFG’s common shares on the grant date. The weighted-average grant date fair value of these restricted stock units granted was $80.29 per PFG’s common share.

As of June 30, 2024, we had $54.3 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted. The cost is expected to be recognized over a weighted-average period of approximately 1.8 years.

Employee Stock Purchase Plan

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted-average fair value of the discount on the stock purchased was $8.37 during the six months ended June 30, 2024.

23. Stock-Based Compensation Plans

As of December 31, 2023, our ultimate parent, PFG, sponsored the 2021 Stock Incentive Plan, the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. No new grants will be made under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan or the Stock Incentive Plan. Under the terms of the 2021 Stock Incentive Plan grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. As part of our fair value process, for each stock-based compensation plan, we assess the impact of material nonpublic information on PFG’s share price or expected volatility, as applicable, at the time of grant. No awards in 2023 required a fair value adjustment.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against net income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Compensation cost	$25.3	$22.2	$25.2
Related income tax benefit	5.1	4.6	4.3
Capitalized as part of an asset	1.1	1.2	1.4

Nonqualified Stock Options

No nonqualified stock options were granted to employees during 2023 and 2022. Previously, nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

The fair value of stock options is estimated using the Black-Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2023	2022	2021
Expected volatility	—%	—%	34.2%
Expected term (in years)	—	—	7.0
Risk-free interest rate	—%	—%	1.2%
Expected dividend yield	—%	—%	3.82%
Weighted average estimated fair value	$—	$—	$15.67

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

As of December 31, 2023, we had $0.1 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted-average service period of approximately 0.2 years.

Performance Share Awards

Performance share awards were granted to certain employees under the 2021 Stock Incentive Plan, 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Effective in 2022, we added a relative total shareholder return modifier to the performance share awards under which the number of shares ultimately granted is also impacted by our actual shareholder return relative to PFG’s S&P 500 Financial Sector Index peer group. The fair value of performance share awards is determined using a Monte Carlo simulation model. Whether the performance shares are earned depends upon the participant’s continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The weighted-average grant-date fair value of performance share awards granted during 2023, 2022 and 2021 was $91.47, $66.62 and $58.68, respectively.

As of December 31, 2023, we had $14.5 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted-average service period of approximately 1.8 years.

Restricted Stock Units

Restricted stock units were granted to certain employees and agents under the 2021 Stock Incentive Plan, the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of restricted stock units granted during 2023, 2022 and 2021 was $86.86, $69.80 and $59.38, respectively.

As of December 31, 2023, we had $33.8 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted-average period of approximately 1.6 years.

Employee Stock Purchase Plan

Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a quarterly basis. Employees may purchase up to $25,000 in PFG stock value annually. Employees may purchase shares of our common stock at a price equal to 90% of the shares’ fair market value as of the end of the purchase period. Prior to 2022 employees were able to purchase shares of our common stock at a price equal to 85% of the shares’ fair market value as of the beginning or end of the purchase period, whichever was lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted-average fair value of the discount on the stock purchased was $7.49, $7.31 and $15.64 during 2023, 2022 and 2021, respectively.